Share-Based Payment (Details) - Schedule of estimated fair value options granted to employees using the black- scholes option pricing model - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment (Details) - Schedule of estimated fair value options granted to employees using the black- scholes option pricing model [Line Items]
Expected term (years)	10 years	10 years
Expected volatility		99.26%
Estimated exercise price (in Dollars per share)		$ 3.133
Risk-free interest rate		0.65%
Dividend yield	0.00%	0.00%
Bottom of range [member]
Share-Based Payment (Details) - Schedule of estimated fair value options granted to employees using the black- scholes option pricing model [Line Items]
Expected volatility	94.00%
Estimated exercise price (in Dollars per share)	$ 0.392
Risk-free interest rate	1.37%
Top of range [member]
Share-Based Payment (Details) - Schedule of estimated fair value options granted to employees using the black- scholes option pricing model [Line Items]
Expected volatility	94.67%
Estimated exercise price (in Dollars per share)	$ 11.126
Risk-free interest rate	1.71%